Appendix VI: Key Regulatory Issues and Concessions and Licenses Held by the Telefonica Group - Narrative (Details) R$ in Millions													1 Months Ended								12 Months Ended						36 Months Ended
	Aug. 04, 2017 COP ($)	Jun. 15, 2017 EUR (€)	Jan. 10, 2017	Dec. 31, 2016 EUR (€)	Dec. 14, 2016 MHz_band	Aug. 30, 2016	May 19, 2016 PEN (S/)	Apr. 27, 2016	Jan. 01, 2015	May 08, 2014	Mar. 27, 2014 MHz_band	May 16, 1994	Jul. 31, 2018 GHz_spectrum_band ghz_frequency mhz_frequency block_of_spectrum_band	Nov. 30, 2016 COP ($)	Feb. 29, 2016 city	Sep. 30, 2015 MHz_band	May 31, 2014 channel	Dec. 31, 2013	Jul. 31, 2013	Aug. 31, 2009	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 BRL (R$) GHz_spectrum_band megabyte_per_second participant	Dec. 31, 2015 MHz_band	Dec. 31, 2019 megabyte_per_second	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 BRL (R$)	Aug. 29, 2017 EUR (€)	Aug. 29, 2017 COP ($)
Disclosure of detailed information about service concession arrangements [line items]
Limit for wholesale roaming caps per SMS | €		€ 0.01
Limit for wholesale roaming caps per minute | €		€ 0.032
Percentage of fines issued by the general data protection regulation								4.00%
Percentage of fines issued			4.00%
Frequency of band (MHz)					700
Number of cities in competitive areas in wholesale broadband services | city															66
Percentage of fixed annual provision of invoiced operating income																				0.90%
Percentage of gross revenue for open concessionaire companies																				3.00%
Percentage of gross revenue for open concessionaire companies to provide pay TV services																				1.50%
Fixed termination rates expiration (EUR per minute) | €				€ 0.1
Number of participants in pre-merger notification regime | participant																									1
Gross revenue, other participant pre-merger notification regime | R$																									R$ 75
Maximum time length for merger review procedure																									240 days
Maximum period for radiofrequencies authorizations																									20 years
Auctioned radiofrequencies licenses (MHz)																										700
Speed of network infrastructure access for data transmission in copper pairs or coaxial cables (Mbit per second) | megabyte_per_second																									12
Speed of wholesale fixed network infrastructure to transport local and long distance transmission (Mbit per second) | megabyte_per_second																									34
Percentage of foreign direct investment allowed																			100.00%
Period of extensible deadline for blackout analog																	5 years
Population in service area (as a percent)																	85.00%
Number of regional channels | channel																	4
Percentage of increase in administrative fines						30.00%
Period of applicable tariffs for services provided																									5 years
Percentage of reduction of applicable tariffs for services provided										37.00%
Additional period for license renewal											10 years
Symmetric termination rate (COP per minute) | $														$ 11.4
Symmetric termination rate (COP) | $														4,300,000
Established operators and a symmetric termination rate (COP per minute) | $														24.58
Established operators and a symmetric termination rate (COP) | $														$ 9,800,000
Period of established operators and a symmetric termination rate														5 years
Period of agreement to be in force												20 years
Period to provide nationwide fixed telecommunications service																		5 years
Fixed telephones to mobile networks (PEN per second) | S/							S/ 0.0017
New MTRs that apply to Telefónica Del Perú and Claro (USD cents per minute)									330 days
Frequency ranges owned by Telefonica (GHz) | GHz_spectrum_band																									6
Amount of established obligation for TMCH to provide wholesale service | GHz_spectrum_band																									2.6
Block of frequency at national level																10
Forecast
Disclosure of detailed information about service concession arrangements [line items]
Limit for wholesale roaming caps per data services glide path per british pound | €																					€ 2.5	€ 3	€ 3.5	€ 4.5
Period of designation for provision of operator responsibility																											3 years
Broadband data connection (Mbit per second) | megabyte_per_second																											1
Brazil
Disclosure of detailed information about service concession arrangements [line items]
Net value of reversible assets held																												€ 1,943,000,000	R$ 8,622	€ 2,209,000,000	R$ 8,763
Minimum
Disclosure of detailed information about service concession arrangements [line items]
Regulatory operations, license renewal											850
Period of agreement to be in force												5 years
Service concession for transmitting data granted																713
Frequency of bands awarded																768
Maximum
Disclosure of detailed information about service concession arrangements [line items]
Regulatory operations, license renewal											1,900
Period of agreement to be in force												20 years
Service concession for transmitting data granted																748
Frequency of bands awarded																803
Colombia Telecomunicaciones, S.A., ESP
Disclosure of detailed information about service concession arrangements [line items]
Proportion of ownership interest in subsidiary (as a percent)																									67.50%
Proportion of ownership interests held by non-controlling interests																									32.50%
Arbitration Tribunal Order to Pay, Amount | $	$ 1,651,012,000,000
Aggregate capital increase																																€ 470,000,000	$ 1,651,012,000,000
Telefónica Móviles España
Disclosure of detailed information about service concession arrangements [line items]
Frequency of band (MHz) | mhz_frequency													50
Frequency distribution analysis of spectrum brand (GHz) | GHz_spectrum_band													2.6
Auctioned radiofrequencies licenses (MHz) | mhz_frequency													10
Number of license exchange agreement exchanged | block_of_spectrum_band													10
Blocks of license exchange agreement exchanged (MHz) | mhz_frequency													5
Proportion of ownership interest in subsidiary (as a percent)																									100.00%
Telefónica Móviles España | Minimum
Disclosure of detailed information about service concession arrangements [line items]
Frequency ranges owned by Telefonica (GHz) | ghz_frequency													3.6
Telefónica Móviles España | Maximum
Disclosure of detailed information about service concession arrangements [line items]
Frequency ranges owned by Telefonica (GHz) | GHz_spectrum_band													3.8